Convertible Preferred Stock - Summary of series of convertible preferred stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Temporary Equity [Line Items]
Shares Authorized	959,370,218	947,127,740	947,127,740
Shares Issued and Outstanding	499,018,795	368,912,507	222,329,647
Carrying Amount	$ 8,379,182	$ 7,666,098	$ 6,473,604
Series A
Temporary Equity [Line Items]
Conversion Price per Share		$ 0.46
Liquidation Preference		$ 17,500
Shares Authorized		38,393,000
Shares Issued and Outstanding		38,393,000	38,393,000		38,393,000
Carrying Amount		$ 17,350	$ 17,350		$ 17,350
Series B
Temporary Equity [Line Items]
Conversion Price per Share		$ 1.85
Liquidation Preference		$ 41,039
Shares Authorized		22,165,000
Shares Issued and Outstanding		22,165,000	22,165,000		22,165,000
Carrying Amount		$ 40,995	$ 40,995		$ 40,995
Series C
Temporary Equity [Line Items]
Conversion Price per Share		$ 5.36
Liquidation Preference		$ 152,227
Shares Authorized		29,189,000
Shares Issued and Outstanding		28,404,000	28,404,000		28,404,000
Carrying Amount		$ 154,699	$ 154,699		$ 154,699
Series D-1
Temporary Equity [Line Items]
Conversion Price per Share		$ 16.65
Liquidation Preference		$ 198,800
Shares Authorized		11,939,000
Shares Issued and Outstanding		11,939,000	11,939,000		11,939,000
Carrying Amount		$ 198,541	$ 198,541		$ 198,541
Series D-2
Temporary Equity [Line Items]
Conversion Price per Share		$ 16.65
Liquidation Preference		$ 156,200
Shares Authorized		9,381,000
Shares Issued and Outstanding		9,380,000	9,380,000		9,380,000
Carrying Amount		$ 155,996	$ 155,996		$ 155,996
Series E
Temporary Equity [Line Items]
Conversion Price per Share		$ 32.89
Liquidation Preference		$ 433,934
Shares Authorized		13,194,000
Shares Issued and Outstanding		13,194,000	13,194,000		13,194,000
Carrying Amount		$ 433,507	$ 433,507		$ 433,507
Series F
Temporary Equity [Line Items]
Conversion Price per Share		$ 50.19
Liquidation Preference		$ 690,612
Shares Authorized		14,942,000
Shares Issued and Outstanding		13,759,000	13,759,000		13,759,000
Carrying Amount		$ 675,913	$ 675,913		$ 675,913
Series G
Temporary Equity [Line Items]
Conversion Price per Share		$ 57.90
Liquidation Preference		$ 2,017,338
Shares Authorized		34,742,000
Shares Issued and Outstanding		33,114,000	33,114,000		33,114,000
Carrying Amount		$ 1,729,997	$ 1,729,997		$ 1,729,997
Series G-1
Temporary Equity [Line Items]
Conversion Price per Share		$ 110.00
Liquidation Preference		$ 3,500,000
Shares Authorized		45,455,000
Shares Issued and Outstanding		31,818,000	31,818,000		0
Carrying Amount		$ 2,681,069	$ 2,681,069		$ 0
Series H-1
Temporary Equity [Line Items]
Conversion Price per Share		$ 11.60
Liquidation Preference		$ 1,900,000
Shares Authorized		227,025,000		227,025,024
Shares Issued and Outstanding		163,793,000	17,241,000		0
Carrying Amount		$ 1,352,819	$ 161,353		$ 0
Series H-2
Temporary Equity [Line Items]
Conversion Price per Share		$ 11.60
Liquidation Preference		$ 0
Shares Authorized		227,025,000		227,025,024
Shares Issued and Outstanding		0
Carrying Amount		$ 0
Series H-3
Temporary Equity [Line Items]
Conversion Price per Share		$ 0.01
Liquidation Preference		$ 0
Shares Authorized		129,888,000		129,887,919
Shares Issued and Outstanding		0
Carrying Amount		$ 0
Series H-4
Temporary Equity [Line Items]
Conversion Price per Share		$ 0.01
Liquidation Preference		$ 0
Shares Authorized		129,888,000		129,887,919
Shares Issued and Outstanding		0
Carrying Amount		$ 0
Acquisition
Temporary Equity [Line Items]
Conversion Price per Share		$ 91.37
Liquidation Preference		$ 269,678
Shares Authorized		13,900,000				13,900,000
Shares Issued and Outstanding		2,951,000	2,920,000		1,408,000
Carrying Amount		$ 223,912	$ 222,884		$ 90,398
Junior
Temporary Equity [Line Items]
Conversion Price per Share		$ 866.67
Liquidation Preference		$ 1,300
Shares Authorized		2,000
Shares Issued and Outstanding		2,000	2,000		2,000
Carrying Amount		$ 1,300	$ 1,300		$ 1,300
Total
Temporary Equity [Line Items]
Liquidation Preference		$ 9,378,628
Shares Authorized		947,128,000
Shares Issued and Outstanding		368,912,000	222,329,000		171,758,000
Carrying Amount		$ 7,666,098	$ 6,473,604		$ 3,498,696